Income Taxes - Additional Information (Detail) $ in Thousands		12 Months Ended				24 Months Ended	36 Months Ended
	Apr. 01, 2018	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Line Items]
Statutory income tax rate		25.00%	25.00%	25.00%	25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Invested Enterprise To Its Immediate Holding Company		10.00%	10.00%
Net tax operating losses from PRC subsidiaries		¥ 2,700,300,000					¥ 2,700,300,000
Unrecognized tax benefits		117,500,000		¥ 593,000	¥ 593,000		117,500,000	$ 18,400	$ 93
Unrecognized tax benefits on net basis against the deferred tax assets related to tax loss carry forwards		108,100,000		600,000			108,100,000	17,000
Unrecognized tax benefits income tax penalties and interest expense		¥ 0		0
Description of income tax examination		tax years ended December 31, 2018 through period ended December 31, 2021 remain open to examination by the PRC tax authorities.	tax years ended December 31, 2018 through period ended December 31, 2021 remain open to examination by the PRC tax authorities.
Net Income (Loss) Attributable to Parent		¥ (6,429,059,000)	$ (1,008,860)	(3,176,914,000)	¥ (1,873,383,000)
WFOE [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits		9,400,000					¥ 9,400,000	1,500
Hong Kong [Member] | TwoTieredProfits Tax Regime [Member]
Income Tax Disclosure [Line Items]
Net Income (Loss) Attributable to Parent		¥ 2,000,000
Hong Kong [Member] | Tax Rate Sixteen Point Five Percent [Member] | TwoTieredProfits Tax Regime [Member]
Income Tax Disclosure [Line Items]
Income tax rate	16.50%
Hong Kong [Member] | Profits On First HK Two Million [Member] | TwoTieredProfits Tax Regime [Member]
Income Tax Disclosure [Line Items]
Income tax rate		8.25%	8.25%
China [Member]
Income Tax Disclosure [Line Items]
Statutory income tax rate		25.00%	25.00%
Net tax operating losses from PRC subsidiaries | $								$ 423,700
China [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Tax losses carry forwards period		10 years	10 years
Operating Loss Carry Forwards Expiration Year		2029	2029
China [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Tax losses carry forwards period		5 years	5 years
Operating Loss Carry Forwards Expiration Year		2024	2024
China [Member] | Qualifying Small Scale Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate		20.00%	20.00%
Threshold Percentage Of Reduction Of Taxable Income Eligible For Qualifying Enterprises With Minimal Profits							75.00%
China [Member] | Qualifying Small Scale Enterprises [Member] | More Than 1 Million But Less Than 3 Million [Member]
Income Tax Disclosure [Line Items]
Threshold Percentage Of Reduction Of Taxable Income Eligible For Qualifying Enterprises With Minimal Profits						12.50%	50.00%
Percentage Of Reduced CIT Rate Eligible For Qualifying Enterprises With Minimal profits							20.00%